Simple Agreements for Future Equity (SAFEs) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Simple Agreements For Future Equity [Abstract]
Schedule of Fair Value of Simple Agreements For Future Equity [Table Text Block]
The fair value of the SAFEs issued during the period was determined based on the following significant unobservable inputs:

Financing scenario	10.0%
Liquidity event scenario	90.0%
Project term to projected financing date (in years)	0.42
Project term to projected liquidity event date (in years)	0.12
Discount rate	46.2%
Risk-free rate (continuous)	3.7%
Volatility	86.0%—100.0%

The fair value of the SAFEs issued during the year was determined based on the following significant unobservable inputs:

Financing scenario	10.0% - 20%
Liquidity event scenario	80% - 90.0%
Project term to projected financing date (in years)	0.41 - 0.50
Project term to projected liquidity event date (in years)	0.16 - 0.34
Discount rate	43.3% - 45.0%
Risk-free rate (continuous)	3.6% - 3.9%
Volatility	98.0% - 104.0%

Schedule of Reconciliation of Liabilities Measured at Fair Value [Table Text Block]
The following table presents a reconciliation of the liabilities, measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the year ended March 31, 2026:

Balance at December 31, 2025	$46,358,393
SAFEs issued during the period	1,585,000
Change in fair value during the period	(13,419,233)

Balance at March 31, 2026	$34,524,160

The following table presents a reconciliation of the liabilities, measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the year ended December 31, 2025:

Balance at December 31, 2024	$566,404
SAFEs issued during the year	6,470,500
Change in fair value during the year	39,321,489
Balance at December 31, 2025	$46,358,393